Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) $ in Millions, € in Billions			3 Months Ended	6 Months Ended			12 Months Ended
		Jan. 01, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)
Disclosure of detailed information about business combination [line items]
Total external assets					$ 3,214,371	$ 2,975,003		$ 3,017,048
Gain/(loss) recognised on assets held for sale	[1]				34	$ (3,256)
Assets held for sale					38,978			27,234
Liabilities of disposal groups held for sale					46,165			29,011
Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					38,716			27,126
French portfolio of home and certain other loans
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale		$ 1,400
Common Equity Tier One Capital 1, Percentage Increase/(Decrease)		0.20%
Assets held for sale					6,200
French portfolio of home and certain other loans | – net income or losses from financial instruments held for trading or managed on a fair value basis
Disclosure of detailed information about business combination [line items]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period		$ 100			100
French portfolio of home and certain other loans | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					6,197				$ 8,300	€ 7.1
Custody Business In Germany
Disclosure of detailed information about business combination [line items]
Assets held for sale					1,000
Liabilities of disposal groups held for sale					12,600
Custody Business In Germany | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale							$ (100)
Custody Business In Germany | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					1,014
HSBC Life (UK) Limited
Disclosure of detailed information about business combination [line items]
Assets held for sale					6,200
Liabilities of disposal groups held for sale					5,900
HSBC Life (UK) Limited | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale			$ 100				$ 200
Internationale Kapitalanlagegesellschaft mbH
Disclosure of detailed information about business combination [line items]
Assets held for sale					100
Liabilities of disposal groups held for sale					100
HSBC Bank (Uruguay) S.A.
Disclosure of detailed information about business combination [line items]
Assets held for sale					2,200
Liabilities of disposal groups held for sale					2,000
German private banking business
Disclosure of detailed information about business combination [line items]
Assets held for sale					2,700
Liabilities of disposal groups held for sale					2,700
German private banking business | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				$ (200)
German private banking business | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					2,688			2,231
South Africa
Disclosure of detailed information about business combination [line items]
Assets held for sale					800
Liabilities of disposal groups held for sale					3,200
Reserve Of Exchange Differences On Translation And Other Reserves					200
South Africa | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					776			$ 673
HSBC Assurances Vie (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Assets held for sale					27,900
Liabilities of disposal groups held for sale					26,900
HSBC Assurances Vie (France) | Disposal of major subsidiary [member] | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				200
Bahrain retail banking business | Disposal of major subsidiary [member] | HSBC Bank Middle East
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				$ (100)
Bahrain retail banking business | Discontinued operations
Disclosure of detailed information about business combination [line items]
Total external assets					$ 181

[1]	Includes amounts from ‘Other operating income‘ relating to the execution of all sales of business operations. In 1H24, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the sale of our business in Argentina was recognised.
3